ACQUISITIONS - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	6 Months Ended
		Feb. 01, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs			$ 0.0	$ 10.7	$ 0.0
Martinez Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 1,253.4
Working capital, including post close adjustments		216.1
Term of Agreement				4 years
Contingent consideration	[1]	$ 77.3

[1]	The Martinez Acquisition includes an obligation for the Company to make post-closing earn-out payments to the Seller based on certain earnings thresholds of the Martinez refinery (as set forth in the Sale and Purchase Agreement), for a period of up to four years following the acquisition closing date (the "Martinez Contingent Consideration"). The Company recorded the Martinez Contingent Consideration based on its estimated fair value of $77.3 million at the acquisition date, which was recorded within "Other long-term liabilities" within the Condensed Consolidated Balance Sheets.